Related Party Transactions - Key Management Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries and short-term employee benefits	$ (4,397)	$ (3,302)
Share-based compensation	(3,314)	(2,865)
Key management personnel compensation	$ (7,711)	$ (6,167)